Debentures - Schedule of Debentures (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Face value [Member]
Schedule of Debentures [Line items]
Debentures	€ 198,421	€ 141,689
Less current maturities	37,719	35,698
Total long-term debentures	160,702	105,991
Carrying amount [Member]
Schedule of Debentures [Line items]
Debentures	191,529	140,087
Less current maturities	35,706	35,200
Total long-term debentures	€ 155,823	€ 104,887